Financial Risk Management - Periods in Which Cash Flows from Cash Flow Hedge Derivatives are Expected to Occur (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, carrying amount	₩ 164,695	₩ 150,960
Liabilities, carrying amount	(375,160)	(1,043)
Derivatives hedging instrument [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, carrying amount	65,136	₩ 144,886
Liabilities, carrying amount	(42,061)
Net assets, carrying amount	23,075
Assets, contractual cash flows	65,637
Liabilities, contractual cash flows	(43,076)
Net assets, contractual cash flows	22,561
Less than 1 year [member] | Derivatives hedging instrument [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, contractual cash flows	20,211
Liabilities, contractual cash flows	(1,740)
Net assets, contractual cash flows	18,471
1-5 years [member] | Derivatives hedging instrument [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, contractual cash flows	52,651
Liabilities, contractual cash flows	(41,336)
Net assets, contractual cash flows	11,315
More than 5 years [member] | Derivatives hedging instrument [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, contractual cash flows	(7,225)
Net assets, contractual cash flows	₩ (7,225)